UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03946
______________________________________________

UBS Managed Municipal Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—88.84%
California Educational Facilities Authority Revenue (California Institute of Technology),
Series B,
0.140%, VRD	10,750,000	10,750,000
California Educational Facilities Authority Revenue Refunding (Stanford University),
Series L-6,
0.130%, VRD	6,500,000	6,500,000
California Educational Facilities Authority Revenue (University of Southern California),
Series A (Barclays Capital Municipal Trust Receipts Series 11B),
0.180%, VRD [1,2]	5,200,000	5,200,000
California Educational Facilities Authority Revenue (Wells Fargo Stage Trust Floater
Certificates), Series 42C,
0.200%, VRD [1,2]	10,070,000	10,070,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems),
Series B,
0.180%, VRD	11,200,000	11,200,000
California Health Facilities Financing Authority Revenue (Catholic Healthcare), Series C,
0.140%, VRD	11,000,000	11,000,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital),
Series B-1,
0.140%, VRD	33,200,000	33,200,000
California Health Facilities Financing Authority
Revenue (Scripps Health),
Series B,
0.170%, VRD	4,700,000	4,700,000
0.150%, VRD	18,150,000	18,150,000
Series C,
0.150%, VRD	16,200,000	16,200,000
Series F,
0.140%, VRD	265,000	265,000
California Health Facilities Financing Authority Revenue (St. Joseph Health Systems),
Series C,
0.200%, VRD	16,865,000	16,865,000
California Housing Finance Agency Revenue (Home Mortgage), Series H,
0.190%, VRD [3]	10,200,000	10,200,000
California Infrastructure & Economic Development Bank Revenue (California Academy),
Series E,
0.160%, VRD	7,050,000	7,050,000
California Infrastructure & Economic Development Bank Revenue (Jewish Community
Center), Series A,
0.200%, VRD	28,765,000	28,765,000
California Infrastructure & Economic Development Bank Revenue (JSerra Catholic High
School Project), Series B,
0.170%, VRD	18,265,000	18,265,000
California Municipal Finance Authority Revenue (Chevron USA - Recovery Zone
Bonds), Series B,
0.180%, VRD	17,250,000	17,250,000
California Pollution Control Financing Authority Pollution Control Revenue Refunding
(Exxon Project),
0.100%, VRD	6,700,000	6,700,000
California State Economic Recovery,
Series C-4,
0.160%, VRD	585,000	585,000
Series C-5,
0.170%, VRD	26,205,000	26,205,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
California State Revenue Anticipation Notes, Series A-2,
2.500%, due 06/20/13	8,000,000	8,118,448
California State Enterprise Development Authority Revenue (Robert Louis Stevenson
School),
0.160%, VRD	7,650,000	7,650,000
California State,
Series A-1,
0.180%, VRD	2,800,000	2,800,000
Series A, Subseries A1-1,
0.150%, VRD	14,200,000	14,200,000
Series A, Subseries A1-2,
0.140%, VRD	10,000,000	10,000,000
California Statewide Communities Development Authority Multi-Family Housing
Revenue (Ridgeway Apartments), Series K (FHLMC Insured),
0.170%, VRD	6,935,000	6,935,000
California Statewide Communities Development Authority Revenue (Health Facilities
Community Hospital of Monterey Peninsula), Series B,
0.160%, VRD	2,200,000	2,200,000
California Statewide Communities Development Authority Revenue (University of San
Diego),
0.190%, VRD	10,000,000	10,000,000
California Statewide Communities Development Authority (Robert Louis Stevenson),
0.160%, VRD	6,000,000	6,000,000
City of Los Angeles, Series A,
2.000%, due 02/28/13	8,000,000	8,059,279
Bay Area Toll Authority Toll Bridge Revenue (Bay Area), Series A,
0.170%, VRD	14,865,000	14,865,000
Bay Area Toll Authority Toll Bridge Revenue (Citigroup Eagle Class A Certificates
20080056),
0.200%, VRD [1,2]	4,730,000	4,730,000
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series F (Bank
of America Austin Certificates, Series 2008-1058),
0.250%, VRD [1,2]	6,750,000	6,750,000
Contra Costa County Multi-Family Housing Revenue Refunding (Delta Square
Apartments Project) Series H (FNMA Insured),
0.170%, VRD	10,655,000	10,655,000
East Bay Municipal Utility District Water Systems Revenue (Citigroup Eagle Class A
Certificates 20070069) (AGM-CR FGIC Insured),
0.180%, VRD [1,2]	15,000,000	15,000,000
East Bay Municipal Utility District Water System Revenue Refunding, Subseries B-3,
0.180%, VRD	5,400,000	5,400,000
Elsinore Valley Municipal Water District Certificates of Participation Refunding, Series B,
0.170%, VRD	2,705,000	2,705,000
Irvine Improvement Bond Act 1915 (Assessment District 87-8),
0.170%, VRD	15,750,000	15,750,000
Irvine Improvement Bond Act 1915 (Assessment District 97-16),
0.170%, VRD	3,037,000	3,037,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
Irvine Improvement Bond Act 1915 (Reassessment District No. 85-7), Series A,
0.170%, VRD	5,678,000	5,678,000
Irvine Ranch Water District
0.140%, VRD	26,100,000	26,100,000
Irvine Unified School District, Series A,
0.170%, VRD	14,100,000	14,100,000
Livermore Redevelopment Agency Multi-Family Revenue Refunding (Housing
Livermore), Series A (FNMA Insured),
0.150%, VRD	10,000,000	10,000,000
Los Angeles County, Series B,
2.000%, due 03/29/13	10,000,000	10,088,837
Los Angeles Wastewater Systems Revenue Refunding, Series A (Barclays Capital
Municipal Trust Receipts Series 2W),
0.180%, VRD [1,2]	3,750,000	3,750,000
Manteca Redevelopment Agency Tax Allocation Refunding (Sub-Amended Merged
Project),
0.200%, VRD	3,380,000	3,380,000
Martinez Multi-Family Housing Revenue Refunding (Muirwood Garden Apartments),
Series A (FNMA Insured),
0.190%, VRD	6,800,000	6,800,000
Metropolitan Water District Southern California Refunding (Special), Series A,
0.160%, VRD	18,685,000	18,685,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup Eagle
Class A Certificates 20070071),
0.190%, VRD [1,2]	15,000,000	15,000,000
Metropolitan Water District of Southern California Waterworks Revenue Refunding,
Series A-2,
0.170%, VRD	5,200,000	5,200,000
Modesto Water Revenue Certificates of Participation Refunding, Series A,
0.190%, VRD	9,950,000	9,950,000
Newport Beach Revenue Refunding (Hoag Memorial Hospital), Series E,
0.180%, VRD	12,500,000	12,500,000
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F
(FNMA Insured),
0.160%, VRD	9,230,000	9,230,000
Orange County Apartment Development Revenue Refunding (WLCO LF Issue G),
Series 3 (FNMA Insured),
0.170%, VRD	6,300,000	6,300,000
Orange County Sanitation District Certificates of Participation (JP Morgan PUTTERs,
Series 2529Z), (AGM Insured),
0.190%, VRD [1,2]	1,075,000	1,075,000
Orange County Water District Revenue Certificates of Participation, Series A,
0.180%, VRD	11,415,000	11,415,000
Puerto Rico Commonwealth Highway & Transportation Authority Transportation
Revenue, Series A,
0.150%, VRD	3,200,000	3,200,000
Roseville Joint Union High School District Tax and Revenue Anticipation Notes,
1.500%, due 09/24/13	10,000,000	10,105,433
Sacramento Municipal Utility District, Series L,
0.180%, VRD	4,000,000	4,000,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (concluded)
San Bernardino County, Series A,
2.000%, due 06/28/13	6,000,000	6,079,250
San Bernardino County Multi-Family Revenue Refunding (Housing Evergreen
Apartments), Series A (FNMA Insured),
0.240%, VRD	16,600,000	16,600,000
San Bernardino County Multi-Family Revenue Refunding (Housing Mortgage—
Mountain View), Series A (FNMA Insured),
0.240%, VRD	3,650,000	3,650,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax),
Series A,
0.210%, VRD	25,945,000	25,945,000
Series B,
0.200%, VRD	1,435,000	1,435,000
Santa Clara County Financing Authority Revenue (El Camino Hospital), Series A,
0.170%, VRD	8,900,000	8,900,000
Santa Clara Unified School District
2.000%, due 06/28/13	10,000,000	10,132,083
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding,
Series B,
0.170%, VRD	42,650,000	42,650,000
Series C,
0.150%, VRD	8,560,000	8,560,000
Sequoia Union High School District (JP Morgan PUTTERs, Series 2478Z) (AGM
Insured),
0.190%, VRD [1,2]	1,500,000	1,500,000
Sequoia Union High School District (Morgan Stanley Floater Certificates), Series 2160
(AGM Insured),
0.220%, VRD [1,2]	4,110,000	4,110,000
South Placer Wastewater Authority Wastewater Revenue Refunding, Series A,
0.150%, VRD	10,200,000	10,200,000
State Center Community College District (JP Morgan PUTTERs, Series 1972) (AGM Insured),
0.190%, VRD [1,2]	3,680,000	3,680,000
Whittier Health Facilities Revenue (Presbyterian Intercommunity), Series B,
0.160%, VRD	14,000,000	14,000,000
Total municipal bonds and notes (cost—$757,973,330)		757,973,330
Tax-exempt commercial paper—11.13%
California Health Facilities Financing Authority
Revenue Refunding (Stanford Hospital),
Series B-2, Subseries 1,
0.180%, due 01/15/13	8,000,000	8,000,000
Series B-2, Subseries 2,
0.170%, due 12/05/12	8,000,000	8,000,000
Los Angeles Department of Water and Power
0.170%, due 11/08/12	10,000,000	10,000,000
0.160%, due 11/13/12	5,000,000	5,000,000
Los Angeles County Capital Asset Lease,
0.180%, due 11/05/12	12,000,000	12,000,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper— (concluded)
Orange County Teeter Plan,
0.170%, due 12/05/12	8,750,000	8,750,000
Riverside County Teeter Plan,
0.160%, due 10/18/12	18,207,000	18,207,000
Sacramento Municipal Utility District,
0.180%, due 11/07/12	10,000,000	10,000,000
Santa Clara County Teeter Plan,
0.180%, due 12/05/12	15,000,000	15,000,000
Total tax-exempt commercial paper (cost—$94,957,000)		94,957,000
Total investments
(cost — $852,930,330 which approximates cost for federal income tax purposes) — 99.97%		852,930,330
Other assets in excess of liabilities — 0.03%		237,168
Net assets (applicable to 853,568,692 shares of beneficial interest outstanding equivalent to $1.00 per share) — 100.00%		853,167,498

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s investments.

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	757,973,330	—	757,973,330
Tax-exempt commercial paper	—	94,957,000	—	94,957,000
Total	—	852,930,330	—	852,930,330

At September 30, 2012, there were no transfers between Level 1 and Level 2.

Weighted average maturity – 25 days

For more information regarding the Fund’s significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2012.

Portfolio footnotes
1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 8.31% of net assets as of September 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

3	Security subject to Alternative Minimum Tax.

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—90.51%
New York State Dormitory Authority Revenue Non-State Supported Debt (Blythedale
Childrens Hospital),
0.170%, VRD	8,500,000	8,500,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Catholic
Health System),
0.180%, VRD	2,350,000	2,350,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Northern
Westchester Association),
0.170%, VRD	2,890,000	2,890,000
New York State Dormitory Authority Revenue Non-
State Supported Debt (Rockefeller University),
Series A,
0.190%, VRD	6,000,000	6,000,000
Series A-2,
0.180%, VRD	2,400,000	2,400,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia
University), Series A,
0.180%, VRD	5,600,000	5,600,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Local
Secured), Series A,
0.180%, VRD	9,605,000	9,605,000
New York State Dormitory Authority Revenue (Columbia University), Series B,
0.130%, VRD	6,850,000	6,850,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller
University), Series A,
0.180%, VRD	2,645,000	2,645,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Senior
Community, Inc.),
0.170%, VRD	2,800,000	2,800,000
New York State Dormitory Authority Revenue (Rockefeller University), Series A,
0.180%, VRD	5,535,000	5,535,000
New York State Dormitory Authority Revenue State Supported Debt (City University),
Series D,
0.170%, VRD	16,900,000	16,900,000
New York State Dormitory Authority Revenue State Supported Debt (Cornell
University), Series A,
0.150%, VRD	6,475,000	6,475,000
New York State Dormitory Authority Revenue State Supported Debt (New York Public
Library), Series A,
0.180%, VRD	8,365,000	8,365,000
New York State Dormitory Authority Revenue State Supported Debt (University of
Rochester), Series B,
0.170%, VRD	12,995,000	12,995,000
New York State Dormitory Authority Revenue (Wagner College),
0.160%, VRD	2,930,000	2,930,000
New York State Dormitory Authority State Personal Income Tax Revenue, Series C,
5.000%, due 03/15/13	6,000,000	6,131,268
New York State Dormitory Authority State Personal
Income Tax Revenue General Purpose, Series E,
5.000%, due 02/15/13	6,000,000	6,107,760
2.500%, due 02/15/13	3,000,000	3,025,726

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
New York State Dormitory Authority State Personal Income Tax Revenue, Series F
(JP Morgan PUTTERs, Series 3239),
0.190%, VRD [1,2]	3,600,000	3,600,000
New York State Environmental Facilities Corp. State Personal Income Tax Revenue
(JP Morgan PUTTERs, Series 2666),
0.190%, VRD [1,2]	3,185,000	3,185,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A
(FNMA Insured),
0.190%, VRD	14,000,000	14,000,000
New York State Housing Finance Agency Revenue (316 11th Avenue Housing), Series A
(FNMA Insured),
0.190%, VRD	18,475,000	18,475,000
New York State Housing Finance Agency Revenue (North End), Series A (FNMA
Insured),
0.190%, VRD	9,600,000	9,600,000
New York State Housing Finance Agency Revenue
(West 37th Street Housing),
Series A,
0.180%, VRD	4,200,000	4,200,000
Series B,
0.180%, VRD	9,700,000	9,700,000
New York State Housing Finance Agency Affordable Housing Revenue (Housing
Bowery Place I), Series A (FHLMC Insured),
0.170%, VRD	9,900,000	9,900,000
New York State Urban Development Corp. Revenue State Personal Income Tax, Series
B, (Barclays Capital Municipal Trust Receipts, Series 6W),
0.180%, VRD [1,2]	6,835,000	6,835,000
Amherst Development Corp. Student Housing Facility Revenue (UBF Faculty-Student
Housing Corp.), Series B,
0.180%, VRD	5,880,000	5,880,000
Brewster Central School District
1.500%, due 02/01/13	5,000,000	5,020,587
Buffalo Municipal Water Finance Authority Water Systems Revenue Refunding,
0.170%, VRD	10,070,000	10,070,000
Chappaqua Central School District Tax Anticipation Notes,
1.000%, due 06/28/13	8,000,000	8,043,582
Dutchess County Industrial Development Agency
Civic Facilities Revenue (Marist College), Series A,
0.170%, VRD	1,100,000	1,100,000
0.180%, VRD	5,645,000	5,645,000
Dutchess County Industrial Development Agency Civic Facilities Revenue (Trinity-
Pawling School Corp.),
0.190%, VRD	1,800,000	1,800,000
Erie County Industrial Development Agency Civic Facilities Revenue (Our Lady of
Victory Corp.), Series A,
0.180%, VRD	9,290,000	9,290,000
Livingston County Industrial Development Agency Civic Facilities Revenue Refunding
(Red Jacket/Nicholas), Series A,
0.180%, VRD	1,643,000	1,643,000
Locust Valley Central School District
1.500%, due 06/20/13	5,000,000	5,040,032

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
Long Island Power Authority, Series C,
0.180%, VRD	30,000,000	30,000,000
Lynbrook Union Free School District Tax Anticipation Notes,
1.250%, due 06/21/13	4,000,000	4,025,862
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1,
0.180%, VRD	5,100,000	5,100,000
Monroe County Industrial Development Agency Civic Facility Revenue (Rochester
Presbyterian Project),
0.180%, VRD	7,130,000	7,130,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C,
0.170%, VRD	6,600,000	6,600,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (201 Pearl
Street Development), Series A (FNMA Insured),
0.190%, VRD	5,000,000	5,000,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue
(Marseilles Apartments), Series A,
0.180%, VRD	5,140,000	5,140,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (The
Crest), Series A,
0.200%, VRD	31,255,000	31,255,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (2
Gold Street), Series A (FNMA Insured),
0.190%, VRD	11,100,000	11,100,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue
(Royal Properties), Series A (FNMA Insured),
0.180%, VRD	6,500,000	6,500,000
New York City Industrial Development Agency Civic Facility Revenue (Abraham Joshua
Heschel Project),
0.170%, VRD	5,695,000	5,695,000
New York City Industrial Development Agency Civic Facility Revenue (New York
Psychotherapy),
0.200%, VRD	2,715,000	2,715,000
New York City Municipal Finance Authority Water
& Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1,
0.180%, VRD	11,300,000	11,300,000
Series BB-5,
0.180%, VRD	19,025,000	19,025,000
New York City Municipal Water Finance Authority Water & Sewer Revenue (JP Morgan
PUTTERs, Series 2559),
0.190%, VRD [1,2]	1,775,000	1,775,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue,
Series D (JP Morgan PUTTERs, Series 3240),
0.190%, VRD [1,2]	1,600,000	1,600,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue
Series C,
0.150%, VRD	3,300,000	3,300,000
New York City Transitional Finance Authority (New York City Recovery), Series 3,
Subseries 3-B,
0.180%, VRD	19,350,000	19,350,000

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
New York City Transitional Finance Authority Revenue (Future Tax Secured), Subseries A-4,
0.190%, VRD	8,000,000	8,000,000
New York City Trust for Cultural Resources Revenue (Lincoln Center of Arts), Series B-1,
0.180%, VRD	5,300,000	5,300,000
New York City Trust for Cultural Resources Revenue (Metropolitan Museum of Art),
Series A1,
0.180%, VRD	11,900,000	11,900,000
New York City Trust for Cultural Resources Revenue
Refunding (American Museum of Natural History),
Series A1,
0.230%, VRD	5,000,000	5,000,000
Series A2,
0.170%, VRD	23,545,000	23,545,000
Series B-1,
0.180%, VRD	4,000,000	4,000,000
New York City,
Subseries G-4,
0.180%, VRD	8,900,000	8,900,000
Subseries G-7,
0.190%, VRD	700,000	700,000
Subseries H-2,
0.160%, VRD	150,000	150,000
Subseries L-4,
0.190%, VRD	9,950,000	9,950,000
Subseries L-6,
0.180%, VRD	8,945,000	8,945,000
Onondaga County Industrial Development Agency Civic Facilities Revenue (Syracuse
Home Association Project),
0.180%, VRD	5,975,000	5,975,000
Oyster Bay-East Norwich Central School District Tax Anticipation Notes,
1.250%, due 06/21/13	5,000,000	5,034,148
Port Washington Union Free School District Tax Anticipation Notes,
1.000%, due 06/20/13	8,000,000	8,044,710
Puerto Rico Commonwealth Highway & Transportation Authority Transportation
Revenue, Series A,
0.150%, VRD	9,800,000	9,800,000
Puerto Rico Commonwealth Refunding (Public Improvement), Series C-S-2, (AGM
Insured),
0.180%, VRD	6,000,000	6,000,000
Syosset Central School District Tax Anticipation Notes,
2.500%, due 06/21/13	8,000,000	8,132,432
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University
Project), Series A-2,
0.200%, VRD	1,800,000	1,800,000
Tarrytowns Union Free School District Bond Anticipation Notes (School Building
Improvements),
0.800%, due 08/09/13	8,000,000	8,036,790
Tompkins County Industrial Development Agency Revenue (Care Community Kendal
Ithaca), Series B,
0.230%, VRD	3,445,000	3,445,000

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (concluded)
Tompkins County Industrial Development Agency Revenue Civic Facilities (Cornell
University), Series A,
0.160%, VRD	13,530,000	13,530,000
Town of North Hempstead, Series B,
1.000%, due 06/07/13	7,000,000	7,035,958
Triborough Bridge & Tunnel Authority Revenue,
Series B,
0.160%, VRD	7,210,000	7,210,000
Series B-2C,
0.200%, VRD	16,750,000	16,750,000
Series B-3,
0.200%, VRD	15,800,000	15,800,000
Westchester County Industrial Development Agency Civic Facilities Revenue (Mercy
College Project), Series B,
0.170%, VRD	6,545,000	6,545,000
Total municipal bonds and notes (cost—$637,271,855)		637,271,855
Tax-exempt commercial paper—9.46%
Metropolitan Transportation Authority,
0.170%, due 10/03/12	5,000,000	5,000,000
0.160%, due 10/11/12	16,000,000	16,000,000
0.170%, due 12/04/12	12,000,000	12,000,000
New York State Dormitory Authority (Columbia University),
0.140%, due 10/11/12	9,695,000	9,695,000
New York State Power Authority,
0.170%, due 10/03/12	12,446,000	12,446,000
0.160%, due 10/10/12	11,487,000	11,487,000
Total tax-exempt commercial paper (cost—$66,628,000)		66,628,000
Total investments
(cost — $703,899,855 which approximates cost for federal income tax purposes) — 99.97%		703,899,855
Other assets in excess of liabilities — 0.03%		184,794
Net assets (applicable to 704,149,697 shares of beneficial interest outstanding equivalent to $1.00 per share) — 100.00%		704,084,649

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s investments.

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	637,271,855	—	637,271,855
Tax-exempt commercial paper	—	66,628,000	—	66,628,000
Total	—	703,899,855	—	703,899,855

At September 30, 2012, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 31 days

For more information regarding the Fund’s significant accounting policies, please refer to the Fund’s Annual Report to shareholders dated June 30, 2012.

Portfolio footnotes
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.41% of net assets as of September 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

UBS Managed Municipal Trust

Portfolio acronyms
AGM	Assured Guaranty Municipal Corporation
CR	Custodial Receipts
FGIC	Federal Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of September 30, 2012 and reset periodically.

UBS Managed Municipal Trust

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by each Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Fund’s Schedule of investments.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Managed Municipal Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	November 29, 2012